Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Prepaid and input VAT	58,234	120,376
Prepaid expenses (1)	10,820	21,896
Prepaid marketing expenses	23,756	16,192
Deposits (2)	4,595	8,929
Receivables from third-party payment platforms	3,886	4,367
Interest receivables	11,632	1,737
Staff advances	9,242	751
Others	2,743	6,633
Total	124,908	180,881

(1)	Represented the prepaid expenses for telecommunications, network, online live steaming, advertising and student academic registration fee.
(2)	Represented rental deposits, deposits for search engine marketing activities and deposits for leasehold improvement of buildings which all being refundable within one year.